Salaries and social charges (Tables)	12 Months Ended
Dec. 31, 2021
Salaries and social charges [Abstract]
Salaries and social charges

	December 31, 2021	December 31, 2020

Profit sharing	75,076	29,401
Social charges	39,200	24,776
Payroll accruals	75,151	53,264
Payroll taxes (LTIP) (i)	61,359	62,293
Other	8,938	5,464
	259,724	175,198

(i)	Refers to social charges and income tax over LTIP and LTIP goals balances